UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period _________________ to ________________

[ ]	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

[X]	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2020 to December 31, 2020
Date of Report:
February 3, 2021

KeyBank National Association a
(Exact name of securitizer as specified in its charter)

028-06343	0001089877
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick Crucitt
(216) 689-4279
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)        [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)     [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     [ ]

a    KeyBank National Association, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored or co-sponsored (both registered and unregistered) by it and outstanding during the reporting period, including asset-backed securities that were (i) registered by the following affiliates:
KeyCorp Student Loan Trust 1999-A (Commission File Number 333-58073-01, Central Index Key Number 0001110759);
KeyCorp Student Loan Trust 1999-B (Commission File Number 333-80109-01; Central Index Key Number 0001110760);
KeyCorp Student Loan Trust 2000-A (Commission File Number 333-80109-02; Central Index Key Number 0001116562);
KeyCorp Student Loan Trust 2000-B (Commission File Number 333-80109-03; Central Index Key Number 0001123350);
KeyCorp Student Loan Trust 2002-A (Commission File Number 333-62624-03, Central Index Key Number 0001186222);
KeyCorp Student Loan Trust 2003-A (Commission File Number 333-62624-04; Central Index Key Number 0001257363);
KeyCorp Student Loan Trust 2004-A (Commission File Number 333-114367-02; Central Index Key Number 0001298793);
KeyCorp Student Loan Trust 2005-A (Commission File Number 333-114367-03; Central Index Key Number 0001342346);
KeyCorp Student Loan Trust 2006-A (Commission File Number 333-135860-01; Central Index Key Number 0001380476);
(ii) privately issued by Key Commercial Mortgage Trust 2018-S1 and Key Commercial Mortgage Trust 2019-S2, trusts established by Key Commercial Mortgage Securities LLC (KeyBank's Central Index Key Number 0001089877), the depositor in said issuances and a subsidiary of KeyBank National Association
(iii) privately issued by Laurel Road Prime Student Loan Trust 2019-A and Laurel Road Prime Student Loan Trust 2020-A, trusts established by KeyBank National Association (Central Index Key Number 0001089877), the depositor in said issuance and a subsidiary of KeyBank National Association
(iv) guaranteed by Ginne Mae ("GNMA MBS")

KeyBank National Association has no repurchase activity to report for the reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

As a securitizer of GNMA MBS, KeyBank National Association provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1) # $ (%)	Assets That Were Subject of Demand (2)(3) # $ (%)	Assets That Were Repurchased or Replaced (2)(3) # $ (%)	Assets Pending Repurchase or Replacement (within cure period)(2)(3) # $ (%)	Demand in Dispute (2) # $(%)	Demand Withdrawn (2) # $ (%)	Demand Rejected (2)(3) # $ (%)
(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BQ9782		KeyBank National Association	43 / $ 9,115,961 / 100%		1 / $ 197,955 / 2.25%
GNMA-II Pool # BQ9771		KeyBank National Association	14 / $ 1,865,615 / 100%		1 / $ 107,520 / 6.83%
GNMA-II Pool # BQ9775		KeyBank National Association	21 / $ 3,544,384 / 100%		1 / $ 75,574 / 2.62%
Total:			78 / $ 14,525,960 / 100%		3 / $ 381,049 / 2.88%

1.The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2.The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3.The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
KEYBANK NATIONAL ASSOCIATION

By:	/s/ Doug Schosser
Name: Doug Schosser Title: Chief Financial Officer
Date: February 3, 2021